RETAINED PROFITS (Details) - Retained earnings [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RETAINED PROFITS (Details) [Line Items]
Income from continuing involvement in derecognised financial assets			£ 3
Treasury shares	£ 575	£ 499	611
Treasury shares held	£ 902	£ 909	£ 861